6. Stock Option Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTION PLAN

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the "2005 Plan") for the granting of up to 2,000,000 non-statutory and incentive stock options and stock awards to directors, officers, consultants and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 4,000,000. During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 4,000,000 shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 and shall be known as the 2009 Employee Benefit and Consulting Services Compensation Plan (the "2009 Plan"). In September 2013, the Company's stockholders approved an increase in the number of shares covered by the 2009 Plan to 10,000,000. In February 2015, the board approved, subject to stockholder approval within one year, an increase in the number of shares under the 2009 Plan to 20,000,000 shares. (The 2005 and 2009 Plans are collectively referred to as the "Plans" and the Company has a combined 14,000,000 shares, which will increase to 24,000,000 shares upon stockholder approval of the increase in the 2009 Plan, available for issuance under the Plans.)

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 "Stock Compensation", previously Revised SFAS No. 123 "Share-Based Payment" ( "SFAS 123 (R)"). The fair values of these restricted stock awards are equal to the market value of the Company's stock on the date of grant, after taking into certain discounts. The expected volatility is based upon historical volatility of our stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. Previously, such assumptions were determined based on historical data.

The weighted average assumptions made in calculating the fair values of options granted during the three and six months ended June 30, 2015 and 2014 are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2015	2014	2015	2014
Expected volatility	27.07%	136.44%	32.04%	119.24%
Expected dividend yield		–		–
Risk-free interest rate	1.61%	.97%	1.90%	1.10%
Expected term (in years)	7.25	5	8.89	5.67

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2015	16,980,000	.51	5.74	$160,100
Granted	2,460,000	.30	7.85
Exercised	–
Cancelled & Expired	(600,000)

Outstanding, June 30, 2015	18,840,000	.40	8.27	$9,000

Options exercisable, June 30, 2015	15,117,372	.41	8.17	$9,000

The weighted-average grant-date fair value of options granted during the six months ended June 30, 2015 and 2014 was $.40 and $0.41, respectively.

The aggregate intrinsic value of options outstanding and options exercisable at June 30, 2015 is calculated as the difference between the exercise price of the underlying options and the market price of the Company's common stock for the shares that had exercise prices, that were lower than the $.25 closing price of the Company's common stock on June 30, 2015.

As of June 30, 2015, the fair value of unamortized compensation cost related to unvested stock option awards was $1,334,725.

 The weighted average assumptions made in calculating the fair value of warrants granted during the three and six months ended June 30, 2015 and 2014 are as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2015	2014	2015	2014
Expected volatility	4.68%	156.68%	4.68%	156.681%
Expected dividend yield	-	–		–
Risk-free interest rate	.12%	1.69%	.12%	1.69%
Expected term (in years)	.50	5	.50	5

	Share	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding, January 1, 2015	23,773,914	$.58	2.50	$53,500
Granted	9,066,668	$.45	4.96	–
Exercised
Expired	(6,000)
Outstanding, June 30, 2015	32,834,582	$.45	4.74	7,500

Warrants exercisable, June 30, 2015	32,834,582	$.45	4.74	$7,500

During Fiscal 2005, the Company established, and the stockholders approved, an Employee Benefit and Consulting Services Compensation Plan (the “2005 Plan”) for the granting of up to 2,000,000 non-statutory and incentive stock options and stock awards to directors, officers, consultants and key employees of the Company. On June 9, 2005, the Board of Directors amended the Plan to increase the number of stock options and awards to be granted under the Plan to 4,000,000. During Fiscal 2009, the Company established a plan of long-term stock-based compensation incentives for selected Eligible Participants of the Company covering 4,000,000 shares. This plan was adopted by the Board of Directors and approved by stockholders in October 2009 and shall be known as the 2009 Employee Benefit and Consulting Services Compensation Plan (the “2009 Plan”). In September 2013, the Company’s stockholders approved an increase in the number of shares covered by the 2009 Plan to 10,000,000. (The 2005 and 2009 Plans are collectively referred to as the “Plans” and the Company has a combined 14,000,000 shares available for issuance under the Plans.) See Note 15 below regarding the board approving an increase in the 2009 Plan from 10,000,000 shares to 20,000,000 shares

All stock options under the Plans are granted at or above the fair market value of the common stock at the grant date. Employee and non-employee stock options vest over varying periods and generally expire either 5 or 10 years from the grant date. The fair value of options at the date of grant was estimated using the Black-Scholes option pricing model. For option grants, the Company will take into consideration payments subject to the provisions of ASC 718 “Stock Compensation”, previously Revised SFAS No. 123 “Share-Based Payment” (“SFAS 123 (R)”). The fair values of these restricted stock awards are equal to the market value of the Company’s stock on the date of grant, after taking into certain discounts. The expected volatility is based upon historical volatility of our stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees. Previously, such assumptions were determined based on historical data. The weighted average assumptions made in calculating the fair values of options granted during the years ended December 31, 2014 and 2013 are as follows:

	Years Ended December 31,
	2014	2013

Expected volatility	54.84%	134.99%
Expected dividend yield	–	–
Risk-free interest rate	2.36%	2.70%
Expected term (in years)	8.93	5.45

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2014	7,045,000	$.49	4.52	314,750
Granted	10,035,000	$.41	7.68	–
Exercised	–	–	–	–
Cancelled / Expired	(100,000)	–	–	–

Outstanding, December 31, 2014	16,980,000	$.51	5.74	168,150

Options exercisable, December 31, 2014	12,302,435	$.53	8.36	168,150

The weighted-average grant-date fair value of options granted during the years ended December 31, 2014 and 2013 was $.31 and $.41, respectively. The aggregate intrinsic value of options outstanding and options exercisable at December 31, 2014 is calculated as the difference between the exercise price of the underlying options and the market price of the Company’s common stock for the shares that had exercise prices, that were lower than the $.33 closing price of the Company’s common stock on December 31, 2014.

As of December 31, 2014, the fair value of unamortized compensation cost related to unvested stock option awards was $1,369,779.

The option information provided above includes options granted outside of the Plans, which total 2,280,000 as of December 31, 2014.

The weighted average assumptions made in calculating the fair value of warrants granted during the years ended December 31, 2014 and 2013 are as follows:

	Years Ended
	2014	2013

Expected volatility	156.68%	70.66%
Expected dividend yield	–	–
Risk-free interest rate	1.69%	.88%
Expected term (in years)	5	4.44

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2014	19,640,375	$.56	2.88	209,500
Granted	5,566,339	$.70	3.48	–
Exercised	(685,000)	–	–	–
Cancelled/Expired	(1,447,800)	–	–	–
Outstanding, December 31, 2014	23,073,914	$.59	2.46	32,500

Warrants exercisable, December 31, 2014	23,073,914	$.59	2.46	32,500